Fair Value Measurements (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities, Measured at Fair Value
The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis and level of inputs used for such measurements as of March 31, 2021 and December 31, 2020:

	Fair Value of Assets (Liabilities) as of March 31, 2021
	Level 1	Level 2	Level 3	Total
Money market funds	$109,054	$—	$—	$109,054
Interest rate derivatives	—	2,930	—	2,930
Public warrants	(21,621)	—	—	(21,621)
Private warrants	—	—	(4,428)	(4,428)
Total	$87,433	$2,930	$(4,428)	$85,935

	Fair Value of Assets (Liabilities) as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Money market funds	$149,553	$—	$—	$149,553
Interest rate derivatives	—	(28,442)	—	(28,442)
Public warrants	(36,421)	—	—	(36,421)
Private warrants	—	—	(6,372)	(6,372)
Total	$113,132	$(28,442)	$(6,372)	$78,318

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis and level of inputs used for such measurements as of December 31, 2020 and 2019:

	As Restated
	Fair Value of Assets (Liabilities) as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Money market funds	$149,553	$—	$—	$149,553
Interest rate derivatives	—	(28,442)	—	(28,442)
Public warrants	(36,421)	—	—	(36,421)
Private warrants	—	—	(6,372)	(6,372)
Total	$113,132	$(28,442)	$(6,372)	$78,318

	Fair Value of Assets (Liabilities) as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Money market funds	$45,209	$—	$—	$45,209
Interest rate derivatives	—	(14,990)	—	(14,990)
Total	$45,209	$(14,990)	$—	$30,219

Fair Value Measurement Inputs and Valuation Techniques
The significant unobservable inputs into the Valuation Model for the private warrants are as follows:

	March 31, 2021	December 31, 2020
Risk-free interest rate	0.81%	0.35%
Expected term (years)	4.6	4.9
Expected volatility	19%	16%

The significant unobservable inputs into the Valuation Model for the private warrants are as follows:

	December 31, 2020	November 17, 2020 (Initial Measurement)
Risk-free interest rate	0.35%	0.39%
Expected term (years)	4.9	5.0
Expected volatility	16%	25%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents changes in Level 3 liabilities measured at fair value for the three months ended March 31, 2021:

Three Months Ended
March 31, 2021
Balance at beginning of period	$(6,372)
Change in fair value	1,944
Balance at end of period	$(4,428)

The following table presents changes in Level 3 liabilities measured at fair value for the year ended December 31, 2020.

Private Warrants
Balance at beginning of period	$—
Issuances	(4,401)
Change in fair value	(1,971)
Balance at end of period	$(6,372)